Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2017-2020) (Detail) - Plan 2017-20 [member] $ in Millions	12 Months Ended
	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 $ / shares	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 $ / shares	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the fiscal year	183,201		375,552		644,949
- Granted	0
Settled	(179,160)		(182,445)		(193,564)
- Expired	(4,041)		(9,906)		(75,833)
Amount at end of fiscal year			183,201		375,552
Expense recognized during the fiscal year | $	$ 37		$ 98		$ 142
Fair value of shares on grant date (in U.S.dollars) | $ / shares		$ 20.26		$ 20.26		$ 20.26